Schedule of Stock by Class (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Capital Stock Schedule Of Stock By Class 1		100,000,000
Capital Stock Schedule Of Stock By Class 2		$ 0.00001
Capital Stock Schedule Of Stock By Class 3		20,000,000
Capital Stock Schedule Of Stock By Class 4		$ 0.00001
Capital Stock Schedule Of Stock By Class 5		$ 64,812,020
Capital Stock Schedule Of Stock By Class 6		63,615,255
Capital Stock Schedule Of Stock By Class 7		$ 1
Capital Stock Schedule Of Stock By Class 8		$ 1
Capital Stock Schedule Of Stock By Class 1	100,000,000
Capital Stock Schedule Of Stock By Class 2	$ 0.00001
Capital Stock Schedule Of Stock By Class 3	20,000,000
Capital Stock Schedule Of Stock By Class 4	$ 0.00001
Capital Stock Schedule Of Stock By Class 5	$ 65,422,020
Capital Stock Schedule Of Stock By Class 6	64,812,020
Capital Stock Schedule Of Stock By Class 7	$ 1
Capital Stock Schedule Of Stock By Class 8	$ 1